Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Licenses and Franchise Rights
Licenses and Franchise Rights
Licenses

(Dollars in thousands)	U.S. Cellular	Wireline	Cable	Other (1)	Total

Balance December 31, 2012	$1,462,019	$2,800	$-	$15,220	$1,480,039
Acquisitions	16,540	-	-	-	16,540
Transferred to Assets held for sale	(16,027)	-	-	-	(16,027)
Divestitures	(59,419)	-	-	-	(59,419)
Other	2,646	-	-	-	2,646
Balance December 31, 2013	1,405,759	2,800	-	15,220	1,423,779
Acquisitions	41,707	-	2,703	-	44,410
Transferred to Assets held for sale	(56,809)	-	-	-	(56,809)
Exchanges, net	55,780	-	-	-	55,780
Divestitures	-	-	-	(15,220)	(15,220)
Other	1,634	-	-	-	1,634
Balance December 31, 2014	$1,448,071	$2,800	$2,703	$-	$1,453,574

(1)	Represents the transfer of licenses from Airadigm to U.S. Cellular in 2014. See Note 6 — Acquisitions, Divestitures and Exchanges for additional information.

Franchise rights

(Dollars in thousands)	Cable

Balance December 31, 2012	$-
Acquisitions	123,668
Balance December 31, 2013	123,668
Acquisitions	120,979
Divestitures	(347)
Balance December 31, 2014	$244,300

Goodwill
Goodwill
Goodwill

(Dollars in thousands)	U.S. Cellular	Wireline (1)	Cable	HMS	Other (2)	Total

Balance December 31, 2012 (3)	$269,307	$420,458	$-	$103,627	$3,802	$797,194
Acquisitions	-	-	61,712	15,203	-	76,915
Divestitures	(135)	-	-	-	-	(135)
NY1 & NY2 Deconsolidation	(37,131)	-	-	-	-	(37,131)
Balance December 31, 2013	232,041	420,458	61,712	118,830	3,802	836,843
Acquisitions	-	-	33,610	-	-	33,610
Loss on impairment	-	-	-	(84,000)	(3,802)	(87,802)
Divestitures	(291)	(2,564)	-	-	-	(2,855)
Transferred to Assets held for sale	(4,344)	(4,100)	-	-	-	(8,444)
Balance December 31, 2014	$227,406	$413,794	$95,322	$34,830	$-	$771,352

(1)	In July 2014, TDS Telecom sold certain Wireline markets.
(2)	TDS performed its annual impairment review of Goodwill in the fourth quarter of 2014. Based on the results of this review, TDS concluded that the entire amount of Goodwill related to Suttle-Straus was impaired, which resulted in a $3.8 million loss on impairment.
(3)	Includes accumulated impairment losses in prior periods as follows: $333.9 million for U.S. Cellular, $29.4 million for Wireline and $0.5 million for Other.

HMS
Fair Value Inputs
Fair Value Key Assumptions
Key assumptions	HMS
Revenue growth rate	6.1%
Terminal revenue growth rate	2.5%
Discount rate	11.5%
Capital expenditures as a percentage of revenue	8.6%